Borrowings (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Borrowings
Year End Balance - Total Bank	$ 121,382	$ 93,392
Year End Balance - Total Company	49,486	49,486
Bank
Borrowings
Year End Balance - Total Bank	121,400
FHLB advances | Bank
Borrowings
2017	0	40,900
2018	63,226	27,000
2019	28,231	10,000
2020	21,236	11,000
2021	4,241	4,000
2022	$ 4,418	$ 0
2017 (as a percent)	0.00%	0.90%
2018 (as a percent)	1.65%	1.80%
2019 (as a percent)	1.63%	1.50%
2020 (as a percent)	1.90%	1.95%
2021 (as a percent)	1.73%	1.71%
2022 (as a percent)	2.14%	0.00%
Other borrowings due on 2017
Borrowings
Year End Balance - Other borrowings	$ 0	$ 492
Year End Weighted Rate (as a percent)	0.00%	1.05%
Other Borrowings due on 2022
Borrowings
Year End Balance - Other borrowings	$ 30	$ 0
Year End Weighted Rate (as a percent)	4.00%	0.00%
Subordinated notes due 2034
Borrowings
Year End Balance - Total Company	$ 25,774	$ 25,774
Year End Weighted Rate (as a percent)	4.30%	3.69%
Subordinated notes due 2035
Borrowings
Year End Balance - Total Company	$ 23,712	$ 23,712
Year End Weighted Rate (as a percent)	3.43%	2.82%